Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco AMT-Free Municipal Income FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes10/27/19762.91%6.12%7.79%Return After Taxes on Distributions2.846.107.78Return After Taxes on Distributions and Sale of Fund Shares3.205.687.33Class C:8/29/19955.696.237.59Class Y:11/29/20107.807.308.48Class R6:5/24/20197.877.158.30S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)5.844.375.46Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco California Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond California 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes11/3/19881.49%5.18%6.82%Return After Taxes on Distributions1.485.186.81Return After Taxes on Distributions and Sale of Fund Shares2.144.906.49Class C:11/1/19954.385.336.62Class Y:11/29/20106.396.377.54Class R6:5/24/20196.576.237.35S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)5.824.355.99Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond California 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond California 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco New Jersey Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New Jersey Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes3/1/1994-0.34%3.99%4.75%Return After Taxes on Distributions-0.353.974.74Return After Taxes on Distributions and Sale of Fund Shares1.443.894.71Class C:8/29/19952.474.214.59Class Y:11/29/20104.345.145.41Class R6:5/24/20194.445.015.26S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)5.164.805.19Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond New Jersey Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New Jersey Index is a more appropriate broad measure of market performance.Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® AMT-Free New York Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsSince InceptionClass A:Return Before Taxes8/16/1984-0.68%4.28%5.35%-%Return After Taxes on Distributions-0.684.275.35-Return After Taxes on Distributions and Sale of Fund Shares0.784.075.20-Class C:8/29/19951.864.375.17-Class Y:1/31/20113.875.41-6.43Class R6:5/24/20194.055.305.87-S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)4.933.934.99-Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63-U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.74-1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® Municipal Opportunities FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond High Yield Index. In addition, effective July 30, 2021, the Fund elects to change its additional index with characteristics relevant to the Fund from the U.S. Consumer Price Index to the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index), which the Fund believes is a more appropriate additional index with characteristics relevant to the Fund. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, its new additional index, and its prior additional index.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes10/1/19931.37%7.18%7.80%Return After Taxes on Distributions1.337.167.79Return After Taxes on Distributions and Sale of Fund Shares2.716.747.49Class C:8/29/19954.267.407.65Class Y:11/29/20106.138.368.48Class R5:5/24/20196.618.298.36Class R6:5/24/20196.228.218.33S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)6.006.427.23Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63Custom Invesco Rochester Municipal Opportunities Index (reflects no deduction for fees, expenses or taxes)5.825.876.69U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond High Yield Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond High Yield Index is a more appropriate broad measure of Fund performance. In addition, the Fund elects to use the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) to represent its additional index with characteristics relevant to the Fund rather than the U.S. Consumer Price Index, because the Fund believes the Custom Invesco Rochester Municipal Opportunities Index is a more appropriate additional index with characteristics relevant to the Fund.Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® New York Municipals FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes5/15/19861.33%6.60%6.07%Return After Taxes on Distributions1.326.586.06Return After Taxes on Distributions and Sale of Fund Shares2.116.045.86Class C:3/17/19974.036.705.82Class Y:4/28/20006.057.756.72Class R6:5/24/20196.177.636.58S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)4.933.934.99Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:Invesco Pennsylvania Municipal FundThis supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary –Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes9/18/19890.73%5.21%5.74%Return After Taxes on Distributions0.735.215.74Return After Taxes on Distributions and Sale of Fund Shares1.734.955.57Class C:8/29/19953.545.425.58Class Y:11/29/20105.446.386.40Class R6:5/24/20195.506.216.23S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)6.074.705.70Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or other taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Invesco AMT-Free Municipal Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 29, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco AMT-Free Municipal Income FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes10/27/19762.91%6.12%7.79%Return After Taxes on Distributions2.846.107.78Return After Taxes on Distributions and Sale of Fund Shares3.205.687.33Class C:8/29/19955.696.237.59Class Y:11/29/20107.807.308.48Class R6:5/24/20197.877.158.30S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)5.844.375.46Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Invesco AMT-Free Municipal Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.91%
5Years	rr_AverageAnnualReturnYear05	6.12%
10Years	rr_AverageAnnualReturnYear10	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 1976
Invesco AMT-Free Municipal Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.69%
5Years	rr_AverageAnnualReturnYear05	6.23%
10Years	rr_AverageAnnualReturnYear10	7.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1995
Invesco AMT-Free Municipal Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	7.80%
5Years	rr_AverageAnnualReturnYear05	7.30%
10Years	rr_AverageAnnualReturnYear10	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Invesco AMT-Free Municipal Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	7.87%
5Years	rr_AverageAnnualReturnYear05	7.15%	[1]
10Years	rr_AverageAnnualReturnYear10	8.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco AMT-Free Municipal Income Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.84%
5Years	rr_AverageAnnualReturnYear05	6.10%
10Years	rr_AverageAnnualReturnYear10	7.78%
Invesco AMT-Free Municipal Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.20%
5Years	rr_AverageAnnualReturnYear05	5.68%
10Years	rr_AverageAnnualReturnYear10	7.33%
Invesco AMT-Free Municipal Income Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[2]
5Years	rr_AverageAnnualReturnYear05	3.91%	[2]
10Years	rr_AverageAnnualReturnYear10	4.63%	[2]
Invesco AMT-Free Municipal Income Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%
5Years	rr_AverageAnnualReturnYear05	1.95%
10Years	rr_AverageAnnualReturnYear10	1.74%
Invesco AMT-Free Municipal Income Fund | S&P Municipal Bond 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.84%	[2]
5Years	rr_AverageAnnualReturnYear05	4.37%	[2]
10Years	rr_AverageAnnualReturnYear10	5.46%	[2]
Invesco California Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco California Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond California 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes11/3/19881.49%5.18%6.82%Return After Taxes on Distributions1.485.186.81Return After Taxes on Distributions and Sale of Fund Shares2.144.906.49Class C:11/1/19954.385.336.62Class Y:11/29/20106.396.377.54Class R6:5/24/20196.576.237.35S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)5.824.355.99Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond California 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond California 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond California 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond California 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Invesco California Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.49%
5Years	rr_AverageAnnualReturnYear05	5.18%
10Years	rr_AverageAnnualReturnYear10	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 03, 1988
Invesco California Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.38%
5Years	rr_AverageAnnualReturnYear05	5.33%
10Years	rr_AverageAnnualReturnYear10	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1995
Invesco California Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.39%
5Years	rr_AverageAnnualReturnYear05	6.37%
10Years	rr_AverageAnnualReturnYear10	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Invesco California Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.57%
5Years	rr_AverageAnnualReturnYear05	6.23%	[3]
10Years	rr_AverageAnnualReturnYear10	7.35%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco California Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.48%
5Years	rr_AverageAnnualReturnYear05	5.18%
10Years	rr_AverageAnnualReturnYear10	6.81%
Invesco California Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.14%
5Years	rr_AverageAnnualReturnYear05	4.90%
10Years	rr_AverageAnnualReturnYear10	6.49%
Invesco California Municipal Fund | S&P Municipal Bond California 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.82%	[4]
5Years	rr_AverageAnnualReturnYear05	4.35%	[4]
10Years	rr_AverageAnnualReturnYear10	5.99%	[4]
Invesco California Municipal Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[4]
5Years	rr_AverageAnnualReturnYear05	3.91%	[4]
10Years	rr_AverageAnnualReturnYear10	4.63%	[4]
Invesco California Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%
5Years	rr_AverageAnnualReturnYear05	1.95%
10Years	rr_AverageAnnualReturnYear10	1.74%
Invesco New Jersey Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco New Jersey Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New Jersey Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary – Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes3/1/1994-0.34%3.99%4.75%Return After Taxes on Distributions-0.353.974.74Return After Taxes on Distributions and Sale of Fund Shares1.443.894.71Class C:8/29/19952.474.214.59Class Y:11/29/20104.345.145.41Class R6:5/24/20194.445.015.26S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)5.164.805.19Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond New Jersey Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New Jersey Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond New Jersey Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New Jersey Index is a more appropriate broad measure of market performance.
Invesco New Jersey Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	(0.34%)
5Years	rr_AverageAnnualReturnYear05	3.99%
10Years	rr_AverageAnnualReturnYear10	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1994
Invesco New Jersey Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.47%
5Years	rr_AverageAnnualReturnYear05	4.21%
10Years	rr_AverageAnnualReturnYear10	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1995
Invesco New Jersey Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.34%
5Years	rr_AverageAnnualReturnYear05	5.14%
10Years	rr_AverageAnnualReturnYear10	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Invesco New Jersey Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.44%
5Years	rr_AverageAnnualReturnYear05	5.01%	[5]
10Years	rr_AverageAnnualReturnYear10	5.26%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco New Jersey Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	(0.35%)
5Years	rr_AverageAnnualReturnYear05	3.97%
10Years	rr_AverageAnnualReturnYear10	4.74%
Invesco New Jersey Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.44%
5Years	rr_AverageAnnualReturnYear05	3.89%
10Years	rr_AverageAnnualReturnYear10	4.71%
Invesco New Jersey Municipal Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[6]
5Years	rr_AverageAnnualReturnYear05	3.91%	[6]
10Years	rr_AverageAnnualReturnYear10	4.63%	[6]
Invesco New Jersey Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%
5Years	rr_AverageAnnualReturnYear05	1.95%
10Years	rr_AverageAnnualReturnYear10	1.74%
Invesco New Jersey Municipal Fund | S&P Municipal Bond New Jersey Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.16%	[6]
5Years	rr_AverageAnnualReturnYear05	4.80%	[6]
10Years	rr_AverageAnnualReturnYear10	5.19%	[6]
Invesco Rochester AMT-Free New York Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® AMT-Free New York Municipal FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsSince InceptionClass A:Return Before Taxes8/16/1984-0.68%4.28%5.35%-%Return After Taxes on Distributions-0.684.275.35-Return After Taxes on Distributions and Sale of Fund Shares0.784.075.20-Class C:8/29/19951.864.375.17-Class Y:1/31/20113.875.41-6.43Class R6:5/24/20194.055.305.87-S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)4.933.934.99-Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63-U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.74-1 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Invesco Rochester AMT-Free New York Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	(0.68%)
5Years	rr_AverageAnnualReturnYear05	4.28%
10Years	rr_AverageAnnualReturnYear10	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 16, 1984
Invesco Rochester AMT-Free New York Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.86%
5Years	rr_AverageAnnualReturnYear05	4.37%
10Years	rr_AverageAnnualReturnYear10	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1995
Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.87%
5Years	rr_AverageAnnualReturnYear05	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011
Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.05%
5Years	rr_AverageAnnualReturnYear05	5.30%	[7]
10Years	rr_AverageAnnualReturnYear10	5.87%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco Rochester AMT-Free New York Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	(0.68%)
5Years	rr_AverageAnnualReturnYear05	4.27%
10Years	rr_AverageAnnualReturnYear10	5.35%
Invesco Rochester AMT-Free New York Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.78%
5Years	rr_AverageAnnualReturnYear05	4.07%
10Years	rr_AverageAnnualReturnYear10	5.20%
Invesco Rochester AMT-Free New York Municipal Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[8]
5Years	rr_AverageAnnualReturnYear05	3.91%	[8]
10Years	rr_AverageAnnualReturnYear10	4.63%	[8]
Invesco Rochester AMT-Free New York Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%
5Years	rr_AverageAnnualReturnYear05	1.95%
10Years	rr_AverageAnnualReturnYear10	1.74%
Invesco Rochester AMT-Free New York Municipal Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.93%	[8]
5Years	rr_AverageAnnualReturnYear05	3.93%	[8]
10Years	rr_AverageAnnualReturnYear10	4.99%	[8]
Invesco Rochester Municipal Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® Municipal Opportunities FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond High Yield Index. In addition, effective July 30, 2021, the Fund elects to change its additional index with characteristics relevant to the Fund from the U.S. Consumer Price Index to the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index), which the Fund believes is a more appropriate additional index with characteristics relevant to the Fund. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, its new additional index, and its prior additional index.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes10/1/19931.37%7.18%7.80%Return After Taxes on Distributions1.337.167.79Return After Taxes on Distributions and Sale of Fund Shares2.716.747.49Class C:8/29/19954.267.407.65Class Y:11/29/20106.138.368.48Class R5:5/24/20196.618.298.36Class R6:5/24/20196.228.218.33S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)6.006.427.23Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63Custom Invesco Rochester Municipal Opportunities Index (reflects no deduction for fees, expenses or taxes)5.825.876.69U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond High Yield Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond High Yield Index is a more appropriate broad measure of Fund performance. In addition, the Fund elects to use the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) to represent its additional index with characteristics relevant to the Fund rather than the U.S. Consumer Price Index, because the Fund believes the Custom Invesco Rochester Municipal Opportunities Index is a more appropriate additional index with characteristics relevant to the Fund.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond High Yield Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond High Yield Index is a more appropriate broad measure of Fund performance. In addition, the Fund elects to use the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) to represent its additional index with characteristics relevant to the Fund rather than the U.S. Consumer Price Index, because the Fund believes the Custom Invesco Rochester Municipal Opportunities Index is a more appropriate additional index with characteristics relevant to the Fund.
Invesco Rochester Municipal Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.37%
5Years	rr_AverageAnnualReturnYear05	7.18%
10Years	rr_AverageAnnualReturnYear10	7.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
Invesco Rochester Municipal Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.26%
5Years	rr_AverageAnnualReturnYear05	7.40%
10Years	rr_AverageAnnualReturnYear10	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1995
Invesco Rochester Municipal Opportunities Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.13%
5Years	rr_AverageAnnualReturnYear05	8.36%
10Years	rr_AverageAnnualReturnYear10	8.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Invesco Rochester Municipal Opportunities Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.61%
5Years	rr_AverageAnnualReturnYear05	8.29%	[9]
10Years	rr_AverageAnnualReturnYear10	8.36%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco Rochester Municipal Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.22%
5Years	rr_AverageAnnualReturnYear05	8.21%	[9]
10Years	rr_AverageAnnualReturnYear10	8.33%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco Rochester Municipal Opportunities Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.33%
5Years	rr_AverageAnnualReturnYear05	7.16%
10Years	rr_AverageAnnualReturnYear10	7.79%
Invesco Rochester Municipal Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.71%
5Years	rr_AverageAnnualReturnYear05	6.74%
10Years	rr_AverageAnnualReturnYear10	7.49%
Invesco Rochester Municipal Opportunities Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[10]
5Years	rr_AverageAnnualReturnYear05	3.91%	[10]
10Years	rr_AverageAnnualReturnYear10	4.63%	[10]
Invesco Rochester Municipal Opportunities Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%	[10]
5Years	rr_AverageAnnualReturnYear05	1.95%	[10]
10Years	rr_AverageAnnualReturnYear10	1.74%	[10]
Invesco Rochester Municipal Opportunities Fund | S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.00%	[10]
5Years	rr_AverageAnnualReturnYear05	6.42%	[10]
10Years	rr_AverageAnnualReturnYear10	7.23%	[10]
Invesco Rochester Municipal Opportunities Fund | Custom Invesco Rochester Municipal Opportunities Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.82%	[10]
5Years	rr_AverageAnnualReturnYear05	5.87%	[10]
10Years	rr_AverageAnnualReturnYear10	6.69%	[10]
Invesco Rochester New York Municipals Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus and Statutory Prospectus Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses of the Fund listed below:Invesco Rochester® New York Municipals FundThis supplement amends the Summary and Statutory Prospectuses for the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond New York 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading "Fund Summary - Performance Information - Average Annual Total Returns" in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund's performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes5/15/19861.33%6.60%6.07%Return After Taxes on Distributions1.326.586.06Return After Taxes on Distributions and Sale of Fund Shares2.116.045.86Class C:3/17/19974.036.705.82Class Y:4/28/20006.057.756.72Class R6:5/24/20196.177.636.58S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)4.933.934.99Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Invesco Rochester New York Municipals Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.33%
5Years	rr_AverageAnnualReturnYear05	6.60%
10Years	rr_AverageAnnualReturnYear10	6.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1986
Invesco Rochester New York Municipals Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.03%
5Years	rr_AverageAnnualReturnYear05	6.70%
10Years	rr_AverageAnnualReturnYear10	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 17, 1997
Invesco Rochester New York Municipals Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.05%
5Years	rr_AverageAnnualReturnYear05	7.75%
10Years	rr_AverageAnnualReturnYear10	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2000
Invesco Rochester New York Municipals Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.17%
5Years	rr_AverageAnnualReturnYear05	7.63%	[11]
10Years	rr_AverageAnnualReturnYear10	6.58%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco Rochester New York Municipals Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.32%
5Years	rr_AverageAnnualReturnYear05	6.58%
10Years	rr_AverageAnnualReturnYear10	6.06%
Invesco Rochester New York Municipals Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	2.11%
5Years	rr_AverageAnnualReturnYear05	6.04%
10Years	rr_AverageAnnualReturnYear10	5.86%
Invesco Rochester New York Municipals Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[12]
5Years	rr_AverageAnnualReturnYear05	3.91%	[12]
10Years	rr_AverageAnnualReturnYear10	4.63%	[12]
Invesco Rochester New York Municipals Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%
5Years	rr_AverageAnnualReturnYear05	1.95%
10Years	rr_AverageAnnualReturnYear10	1.74%
Invesco Rochester New York Municipals Fund | S&P Municipal Bond New York 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	4.93%	[12]
5Years	rr_AverageAnnualReturnYear05	3.93%	[12]
10Years	rr_AverageAnnualReturnYear10	4.99%	[12]
Invesco Pennsylvania Municipal Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated July 29, 2021The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statement of Additional Information for the Fund listed below:Invesco Pennsylvania Municipal FundThis supplement amends the Summary and Statutory Prospectuses and Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and Statement of Additional Information and retain it for future reference.Effective July 30, 2021, the Fund elects to change its broad measure of market performance from the Bloomberg Barclays Municipal Bond Index to the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index, which the Fund believes is a more appropriate broad measure of market performance. As a result, the performance table appearing under the heading “Fund Summary –Performance Information – Average Annual Total Returns” in the prospectuses is replaced in its entirety as set forth below. The performance table compares the Fund’s performance to that of its new broad measure of market performance, its prior broad measure of market performance, and an additional index with characteristics relevant to the Fund.Average Annual Total Returns (for the periods ended December 31, 2020)Inception Date1Year5Years10YearsClass A:Return Before Taxes9/18/19890.73%5.21%5.74%Return After Taxes on Distributions0.735.215.74Return After Taxes on Distributions and Sale of Fund Shares1.734.955.57Class C:8/29/19953.545.425.58Class Y:11/29/20105.446.386.40Class R6:5/24/20195.506.216.23S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)6.074.705.70Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)5.213.914.63U.S. Consumer Price Index (reflects no deduction for fees, expenses or other taxes)1.361.951.741 Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.2 The Fund elects to use the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund elects to use the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
Invesco Pennsylvania Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.73%
5Years	rr_AverageAnnualReturnYear05	5.21%
10Years	rr_AverageAnnualReturnYear10	5.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1989
Invesco Pennsylvania Municipal Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	3.54%
5Years	rr_AverageAnnualReturnYear05	5.42%
10Years	rr_AverageAnnualReturnYear10	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 1995
Invesco Pennsylvania Municipal Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.44%
5Years	rr_AverageAnnualReturnYear05	6.38%
10Years	rr_AverageAnnualReturnYear10	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
Invesco Pennsylvania Municipal Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.50%
5Years	rr_AverageAnnualReturnYear05	6.21%	[13]
10Years	rr_AverageAnnualReturnYear10	6.23%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2019
Invesco Pennsylvania Municipal Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.73%
5Years	rr_AverageAnnualReturnYear05	5.21%
10Years	rr_AverageAnnualReturnYear10	5.74%
Invesco Pennsylvania Municipal Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.73%
5Years	rr_AverageAnnualReturnYear05	4.95%
10Years	rr_AverageAnnualReturnYear10	5.57%
Invesco Pennsylvania Municipal Fund | Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	5.21%	[14]
5Years	rr_AverageAnnualReturnYear05	3.91%	[14]
10Years	rr_AverageAnnualReturnYear10	4.63%	[14]
Invesco Pennsylvania Municipal Fund | U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	1.36%
5Years	rr_AverageAnnualReturnYear05	1.95%
10Years	rr_AverageAnnualReturnYear10	1.74%
Invesco Pennsylvania Municipal Fund | S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	6.07%	[14]
5Years	rr_AverageAnnualReturnYear05	4.70%	[14]
10Years	rr_AverageAnnualReturnYear10	5.70%	[14]

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[2]	The Fund elects to use the S&P Municipal Bond 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
[3]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[4]	The Fund elects to use the S&P Municipal Bond California 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond California 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
[5]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[6]	The Fund elects to use the S&P Municipal Bond New Jersey Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New Jersey Index is a more appropriate broad measure of market performance.
[7]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[8]	The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
[9]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[10]	The Fund elects to use the S&P Municipal Bond High Yield Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond High Yield Index is a more appropriate broad measure of Fund performance. In addition, the Fund elects to use the Custom Invesco Rochester Municipal Opportunities Index (80% S&P Municipal Bond High Yield Index / 20% S&P Municipal Bond Investment Grade Index) to represent its additional index with characteristics relevant to the Fund rather than the U.S. Consumer Price Index, because the Fund believes the Custom Invesco Rochester Municipal Opportunities Index is a more appropriate additional index with characteristics relevant to the Fund.
[11]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[12]	The Fund elects to use the S&P Municipal Bond New York 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond New York 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.
[13]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class.
[14]	The Fund elects to use the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index to represent its broad measure of market performance rather than the Bloomberg Barclays Municipal Bond Index because the Fund believes the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a more appropriate broad measure of market performance.